Expense Example	Jun. 25, 2025 USD ($)
Lazard Enhanced Opportunities Portfolio | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,881
Lazard Enhanced Opportunities Portfolio | Open Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,880
Lazard Enhanced Opportunities Portfolio | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,877
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,313
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,598
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,255